GLOBAL X FUNDS
(the “Trust”)

Global X Nasdaq 100® Covered Call & Growth ETF (QYLG) (the “Fund”)

SUPPLEMENT DATED APRIL 10, 2024
TO THE SUMMARY PROSPECTUS AND STATUTORY PROSPECTUS FOR THE ABOVE SERIES OF THE TRUST DATED MARCH 1, 2024, AS AMENDED AND SUPPLEMENTED FROM TIME TO TIME

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Summary Prospectus and Statutory Prospectus.

1. As of April 11, 2024 (the "Effective Date"), the fee table and expense example in the section of the Fund's Summary Prospectus and Statutory Prospectus titled "FEES AND EXPENSES" is hereby deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fees:	0.35%
Distribution and Service (12b-1) Fees:	None
Other Expenses:[1]	0.00%
Total Annual Fund Operating Expenses:	0.35%
1 "Other Expenses" information has been restated from fiscal year amounts to reflect estimated fees and expenses for the upcoming fiscal year.

Example: The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling Shares of the Fund in the secondary market. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$36	$113	$197	$443

2. As of the Effective Date, the section of the Fund's Statutory Prospectus titled “FUND MANAGEMENT - Investment Adviser” is hereby revised with respect to the Fund only as shown below:

Each Fund pays the Adviser a fee (“Management Fee”) in return for providing investment advisory, supervisory and administrative services under an all-in fee structure. For the fiscal year ended October 31, 2023, the Funds paid a monthly Management Fee to the Adviser at the following annual rates (stated as a percentage of the average daily net assets of each Fund taken separately):

Fund	Management Fee
Global X Nasdaq 100® Covered Call & Growth ETF	0.35%

GLOBAL X FUNDS
(the “Trust”)

Global X S&P 500® Covered Call & Growth ETF (XYLG) (the “Fund”)

SUPPLEMENT DATED APRIL 10, 2024
TO THE SUMMARY PROSPECTUS AND STATUTORY PROSPECTUS FOR THE ABOVE SERIES OF THE TRUST DATED MARCH 1, 2024, AS AMENDED AND SUPPLEMENTED FROM TIME TO TIME

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Summary Prospectus and Statutory Prospectus.

1. As of April 11, 2024 (the "Effective Date"), the fee table and expense example in the section of the Fund's Summary Prospectus and Statutory Prospectus titled "FEES AND EXPENSES" is hereby deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fees:	0.35%
Distribution and Service (12b-1) Fees:	None
Other Expenses:[1]	0.00%
Total Annual Fund Operating Expenses:	0.35%
1 "Other Expenses" information has been restated from fiscal year amounts to reflect estimated fees and expenses for the upcoming fiscal year.

Example: The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling Shares of the Fund in the secondary market. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$36	$113	$197	$443

2. As of the Effective Date, the section of the Fund's Statutory Prospectus titled “FUND MANAGEMENT - Investment Adviser” is hereby revised with respect to the Fund only as shown below:

Each Fund pays the Adviser a fee (“Management Fee”) in return for providing investment advisory, supervisory and administrative services under an all-in fee structure. For the fiscal year ended October 31, 2023, the Funds paid a monthly Management Fee to the Adviser at the following annual rates (stated as a percentage of the average daily net assets of each Fund taken separately):

Fund	Management Fee
Global X S&P 500® Covered Call & Growth ETF	0.35%

GLOBAL X FUNDS
(the “Trust”)

Global X Dow 30® Covered Call & Growth ETF (DYLG) (the “Fund”)

SUPPLEMENT DATED APRIL 10, 2024
TO THE SUMMARY PROSPECTUS AND STATUTORY PROSPECTUS FOR THE ABOVE SERIES OF THE TRUST DATED MARCH 1, 2024, AS AMENDED AND SUPPLEMENTED FROM TIME TO TIME

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Summary Prospectus and Statutory Prospectus.

1. As of April 11, 2024 (the "Effective Date"), the fee table and expense example in the section of the Fund's Summary Prospectus and Statutory Prospectus titled "FEES AND EXPENSES" is hereby deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fees:	0.35%
Distribution and Service (12b-1) Fees:	None
Other Expenses:[1]	0.00%
Total Annual Fund Operating Expenses:	0.35%
1 Other Expenses are based on estimated amounts for the current fiscal year.

Example: The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling Shares of the Fund in the secondary market. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$36	$113	$197	$443

2. As of the Effective Date, the section of the Fund's Statutory Prospectus titled “FUND MANAGEMENT - Investment Adviser” is hereby revised with respect to the Fund only as shown below:
Each Fund pays the Adviser a fee (“Management Fee”) in return for providing investment advisory, supervisory and administrative services under an all-in fee structure. For the fiscal year ended October 31, 2023, the Funds paid a monthly Management Fee to the Adviser at the following annual rates (stated as a percentage of the average daily net assets of each Fund taken separately):

Fund	Management Fee
Global X Dow 30® Covered Call & Growth ETF	0.35%

GLOBAL X FUNDS
(the “Trust”)

Global X Russell 2000 Covered Call & Growth ETF (RYLG) (the “Fund”)

SUPPLEMENT DATED APRIL 10, 2024
TO THE SUMMARY PROSPECTUS AND STATUTORY PROSPECTUS FOR THE ABOVE SERIES OF THE TRUST DATED MARCH 1, 2024, AS AMENDED AND SUPPLEMENTED FROM TIME TO TIME

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Summary Prospectus and Statutory Prospectus.

1. As of April 11, 2024 (the "Effective Date"), the fee table and expense example in the section of the Fund's Summary Prospectus and Statutory Prospectus titled "FEES AND EXPENSES" is hereby deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fees:	0.35%
Distribution and Service (12b-1) Fees:	None
Other Expenses:	0.00%
Acquired Fund Fees and Expenses:[1]	0.10%
Total Annual Fund Operating Expenses:	0.45%
Expense Reimbursement and/or Fee Waiver:[2]	(0.10)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement:	0.35%

1 “Acquired Fund Fees and Expenses” sets forth the Fund’s pro rata portion of the cumulative expenses charged by the exchange-traded funds, closed-end funds, business development companies and other investment companies in which the Fund invests. These expenses are calculated based on the Fund’s portfolio holdings during the prior fiscal period. The actual Acquired Fund Fees and Expenses will vary with changes in the allocations of the Fund’s assets. Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the financial highlights tables in the Fund’s Prospectus and in the Fund’s shareholder reports, which reflect the Fund’s operating expenses and do not include acquired fund fees and expenses.

2 Pursuant to an Expense Limitation Agreement, the Adviser has contractually agreed to reimburse or waive fees and/or limit Fund expenses to the extent necessary to assure that the operating expenses of the Fund (exclusive of taxes, brokerage fees, commissions, and other transaction expenses, interest, and extraordinary expenses (such as litigation and indemnification expenses)) will not exceed 0.35% of the Fund's average daily net assets per year, until at least April 12, 2025.

Example: The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling Shares of the Fund in the secondary market. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$36	$134	$242	$557

2. As of the Effective Date, the section of the Fund's Statutory Prospectus titled “FUND MANAGEMENT - Investment Adviser” is hereby revised with respect to the Fund only as shown below:

Each Fund pays the Adviser a fee (“Management Fee”) in return for providing investment advisory, supervisory and administrative services under an all-in fee structure. For the fiscal year ended October 31, 2023, the Funds paid a monthly Management Fee to the Adviser at the following annual rates (stated as a percentage of the average daily net assets of each Fund taken separately):

Fund	Management Fee
Global X Russell 2000 Covered Call & Growth ETF	0.35%[2]

2 Pursuant to an Expense Limitation Agreement, the Adviser has contractually agreed to reimburse or waive fees and/or limit expenses for the Global X Russell 2000 Covered Call & Growth ETF to the extent necessary to assure that the operating expenses of the Global X Russell 2000 Covered Call & Growth ETF (exclusive of taxes, brokerage fees, commissions, and other transaction expenses, interest, and extraordinary expenses (such as litigation and indemnification expenses)) will not exceed 0.35% of the average daily net assets of the Global X Russell 2000 Covered Call & Growth ETF per year until at least April 12, 2025.

GLOBAL X FUNDS
(the “Trust”)

Global X Nasdaq 100® Covered Call & Growth ETF (QYLG)
Global X S&P 500® Covered Call & Growth ETF (XYLG)
Global X Dow 30® Covered Call & Growth ETF (DYLG)
Global X Russell 2000 Covered Call & Growth ETF (RYLG)
(the “Funds”)

SUPPLEMENT DATED APRIL 10, 2024
TO THE STATEMENT OF ADDITIONAL INFORMATION ("SAI") FOR THE ABOVE SERIES OF THE TRUST DATED MARCH 1, 2024, AS AMENDED AND SUPPLEMENTED FROM TIME TO TIME

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the SAI.

As of April 11, 2024, the section of the Funds’ SAI titled “MANAGEMENT OF THE TRUST - INVESTMENT ADVISER” is hereby revised with respect to the Funds as shown below:

Each Fund pays the Adviser a fee ("Management Fee") for the advisory, supervisory, administrative and other services it requires under an all-in fee structure. Each Fund pays (or will pay, for Funds that have not yet commenced operations) a monthly Management Fee to the Adviser at the annual rates set forth in the table below (stated as a percentage of each Fund's respective average daily net assets).

Fund	Management Fee
Global X Nasdaq 100® Covered Call & Growth ETF	0.35%
Global X S&P 500® Covered Call & Growth ETF	0.35%
Global X Dow 30® Covered Call & Growth ETF	0.35%
Global X Russell 2000 Covered Call & Growth ETF	0.35%

The Board of Trustees of the Trust voted to approve a lower Management Fee of 0.35% for the Global X Nasdaq 100® Covered Call & Growth ETF, Global X S&P 500® Covered Call & Growth ETF, Global X Dow 30® Covered Call & Growth ETF and Global X Russell 2000 Covered Call & Growth ETF effective April 11, 2024. Prior to that, the Funds were subject to a Management Fee of 0.60%.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE